EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EARNINGS PER SHARE
Net income (loss) attributed to holder of ordinary shares	$ (258,915,539)	$ (242,515,539)	$ 332,964
Net income (loss) adjusted for dilutive securities	$ (258,915,539)	$ (242,515,539)	$ 332,964
Weighted-average number of common shares outstanding-basic	182,167,908	172,671,369	173,496,901
Dilutive effect of non-vested shares			373,261
Weighted-average number of common shares outstanding-diluted	182,167,908	172,671,369	173,870,162
Basic earnings (loss) per share (in dollars per share)	$ (1.42)	$ (1.40)	$ 0.00
Diluted earnings (loss) per share (in dollars per share)	$ (1.42)	$ (1.40)	$ 0.00
Anti-dilutive securities excluded from computation of earnings per share
Shares issued depository bank to settle stock option awards upon exercise	31,000,000		40,000
Escrowed shares	1,000,000
Common shares issuable upon assumed conversion of convertible debt, share options restricted shares and warrant
Anti-dilutive securities excluded from computation of earnings per share
Anti-dilutive securities (in shares)	33,389,150	21,175,141	23,918,618